Transactions and Balances with Related Parties (Details) - Schedule of compensation to key management personnel - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
For employment services:
Payroll and other short-term benefits	$ 1,521	[1]	$ 657	[2]	$ 440	[3]
Share based payments	263		584		189
Employment services, total	$ 1,784		$ 1,241		$ 629

[1]	Including provision for bonus of approximately USD 349 thousand.
[2]	Including provision for bonus of approximately USD 118 thousand.
[3]	Including provision for bonus of approximately USD 53 thousand.